CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 87.4%
U.S. TREASURY OBLIGATIONS — 85.4%
United States Treasury Bill	1.503%	06/18/20	$3,000,000	$2,999,837
United States Treasury Bill	1.510%	07/16/20	4,230,000	4,229,352
United States Treasury Bill	1.403%	08/13/20	3,450,000	3,449,134
United States Treasury Bill	0.323%	09/10/20	3,000,000	2,998,716
United States Treasury Bill	0.101%	10/01/20	2,900,000	2,898,477
United States Treasury Bill	0.100%	11/12/20	3,740,000	3,737,338
				20,312,854

MONEY MARKETS — 2.0%
U.S. Bank Money Market Deposit Account, 0.13%(a)				470,155
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,765,154)				20,783,009
TOTAL INVESTMENTS — 87..4%
(Cost $20,765,154)				20,783,009

OTHER ASSETS IN EXCESS OF LIABILITIES — 12.6%				2,998,623
NET ASSETS — 100.0%				$23,781,632

* Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) - The rate shown is as of May 31, 2020.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

Futures contracts outstanding as of May 31, 2020 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
3-Month Euro Euribor	Jun-21	12	$3,345,638	$(1,167)
90-DAY Bank Bill	Jun-21	124	82,589,687	15,629
90-Day Euro	Sep-21	132	32,935,724	(74)
90-Day Sterling	Jun-21	375	57,751,612	72,196
Australian 10-Year Bond	Jun-20	8	803,652	(9,287)
Australian 3-Year Bond	Jun-20	259	20,219,034	1,136
Canadian 10-Year Bond	Sep-20	30	3,345,222	2,419
Euro BUXL 30-Year Bond Futures	Jun-20	2	471,374	(624)
Euro-Bobl	Sep-20	5	746,348	716
Euro-Bund	Sep-20	5	974,352	549
Gold 100 Oz	Aug-20	3	526,177	(667)
London Metals Exchange Aluminum	Jun-20	33	1,262,105	4,270
London Metals Exchange Aluminum	Sep-20	2	76,002	1,685
London Metals Exchange Copper	Jun-20	5	660,485	9,359
London Metals Exchange Copper	Sep-20	1	134,147	397
London Metals Exchange Nickel	Jun-20	8	588,947	49
London Metals Exchange Zinc	Jun-20	18	887,446	8,391
London Metals Exchange Zinc	Sep-20	2	100,179	(716)
Long Gilt	Sep-20	13	2,209,976	(3,386)
Nasdaq 100 E-Mini	Jun-20	1	189,427	1,778
U.S. Treasury 10-Year Notes	Sep-20	23	3,195,273	3,165
U.S. Treasury 2-Year Notes	Sep-20	80	17,666,237	1,263
U.S. Treasury 5-Year Notes	Sep-20	47	5,896,105	8,271
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-20	7	1,247,106	1,519
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-20	3	657,068	(2,974)
				$113,897

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-20	8	$(1,125,385)	$(3,568)
Amsterdam Index	Jun-20	1	(115,328)	(2,813)
Brent Crude	Sep-20	5	(178,561)	(12,289)
Cattle Feeder Futures	Aug-20	3	(192,916)	(10,109)
Cocoa	Jul-20	5	(115,125)	(7,575)
Coffee	Jul-20	2	(77,769)	5,544
Corn	Jul-20	48	(784,025)	2,225
Cotton No.2	Jul-20	9	(243,928)	(15,227)
DJIA Mini E-CBOT	Jun-20	1	(109,888)	(17,002)
Euro Stoxx 50	Jun-20	5	(150,971)	(18,089)
Euro-BTP	Jun-20	1	(153,419)	(4,386)
Euro-Schatz	Sep-20	7	(870,693)	(247)
FTSE 100 Index	Jun-20	3	(201,721)	(22,820)
FTSE/JSE TOP 40	Jun-20	4	(91,885)	(14,380)
Gasoline RBOB	Jul-20	4	(162,602)	(18,586)
Hang Seng Index	Jun-20	1	(149,394)	2,525
Live Cattle	Aug-20	8	(316,646)	(2,073)
London Metals Exchange Aluminum	Sep-20	29	(1,089,113)	(37,356)
London Metals Exchange Aluminum	Jun-20	33	(1,314,541)	48,166
London Metals Exchange Copper	Sep-20	3	(398,789)	(4,842)
London Metals Exchange Copper	Jun-20	5	(671,451)	1,607
London Metals Exchange Nickel	Sep-20	3	(221,716)	(386)
London Metals Exchange Nickel	Jun-20	8	(602,917)	13,921
London Metals Exchange Zinc	Sep-20	10	(502,659)	5,347
London Metals Exchange Zinc	Jun-20	18	(909,664)	13,826
Low Sulphur Gasoil G Futures	Jul-20	7	(201,738)	(4,587)
MSCI Singapore Exchange ETS	Jun-20	16	(329,576)	3,415
Natural Gas	Jul-20	9	(182,298)	15,888
Nikkie 225 (Osaka Securities Exchange)	Jun-20	1	(83,244)	(17,781)
OMX Stockholm 30 Index	Jun-20	6	(98,401)	(5,265)
Platinum	Jul-20	1	(40,167)	(3,562)
Russell 2000 E-Mini	Jun-20	1	(67,188)	(2,452)
S&P Mid 400 E-Mini	Jun-20	1	(156,758)	(19,472)
S&P/TSX 60 Index	Jun-20	1	(113,286)	(19,728)
Soybean	Jul-20	15	(638,457)	7,894
SPI 200 Index	Jun-20	2	(175,783)	(15,817)
Sugar No. 11 (World)	Jul-20	21	(244,354)	(12,249)
Topix Index	Jun-20	1	(130,412)	(14,147)
Wheat	Jul-20	1	(26,010)	(28)
WTI Crude	Jul-20	4	(101,010)	(40,950)
				$(227,428)
Total Futures Contracts				$(113,531)

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2020 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	6,700,000	USD	4,172,786	Jun 17 2020	UBS	$293,191
CAD	4,550,000	USD	3,224,343	Jun 17 2020	UBS	80,340
CHF	1,900,000	USD	2,005,360	Jun 17 2020	UBS	(28,852)
EUR	6,000,000	USD	6,702,897	Jun 17 2020	UBS	(40,085)
GBP	1,000,000	USD	1,265,625	Jun 17 2020	UBS	(30,527)
JPY	504,000,000	USD	4,803,060	Jun 17 2020	UBS	(128,468)
NOK	30,750,000	USD	2,977,875	Jun 17 2020	UBS	185,952
NZD	4,750,000	USD	2,866,285	Jun 17 2020	UBS	82,059
SEK	33,150,000	USD	3,424,042	Jun 17 2020	UBS	94,736
USD	5,084,171	AUD	7,800,000	Jun 17 2020	UBS	(115,026)
USD	5,074,061	CAD	7,000,000	Jun 17 2020	UBS	(10,066)
USD	2,109,220	CHF	2,050,000	Jun 17 2020	UBS	(23,329)
USD	8,004,966	EUR	7,200,000	Jun 17 2020	UBS	9,591
USD	2,457,421	GBP	2,000,000	Jun 17 2020	UBS	(12,773)
USD	4,715,754	JPY	507,000,000	Jun 17 2020	UBS	13,337
USD	4,422,064	NOK	41,250,000	Jun 17 2020	UBS	177,906
USD	3,916,393	NZD	6,350,000	Jun 17 2020	UBS	(25,077)
USD	4,057,752	SEK	39,150,000	Jun 17 2020	UBS	(97,910)
Total Forward Foreign Currency Contracts						$424,999

AUD	Australian Dollar		JPY	Japanese Yen
CAD	Canadian Dollar		NOK	Norwegian Krone
CHF	Swiss Franc		NZD	New Zealand Dollar
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		UBS	Union Bank of Switzerland
			USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL DYNAMIC TREND FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $791,720, which represented 3.33% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$20,783,009	$20,783,009	$-	$-
Commodity Contracts
Futures Contracts	138,569	138,569	-	-
Equity Contracts
Futures Contracts	7,718	7,718	-	-
Interest Rate Contracts
Futures Contracts	106,863	106,863	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	937,112	-	937,112	-
Total Assets	$21,973,271	$21,036,159	$937,112	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(171,202)	(171,202)	-	-
Equity Contracts
Futures Contracts	(169,766)	(169,766)	-	-
Interest Rate Contracts
Futures Contracts	(25,713)	(25,713)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(512,113)	-	(512,113)	-
Total Liabilities	$(878,794)	$(366,681)	$(512,113)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.